CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash	$ 3,266,916	$ 1,121,092	$ 893,720
Accounts receivable, net	258,874	3,418,263	1,738,543
Contract assets	1,346,731	425,722	3,449
Inventory	1,525,913	1,428,360	298,338
Prepaid expenses and other current assets	355,978	441,320	354,613
Total Current Assets	6,754,412	6,834,757	3,288,663
Property and equipment, net	555,485	629,490	603,253
Operating lease right of use asset	4,454,714	4,689,931	4,925,765
Security deposit	550,000	600,000	600,000
Software development costs, net	793,618	265,208
OTHER ASSETS:
Note receivable, net	151,875
Patents and trademarks, net	121,051	69,733	66,482
Total Other Assets	1,066,544	334,941
TOTAL ASSETS	13,381,155	13,089,119	9,484,163
CURRENT LIABILITIES:
Accounts payable	619,765	2,290,390	1,044,500
Notes payable - financing agreements	137,816	74,575	52,503
Accrued expenses	275,277	453,023	618,093
Equipment financing payable-current portion		22,851	80,335
Operating lease obligations-current portion	774,306	696,869	315,302
Contract liabilities	1,588,928	957,997	1,829,311
Total Current Liabilities	3,396,092	4,495,705	3,940,044
Equipment financing agreement, less current portion			22,851
Operating lease obligations, less current portion	4,310,853	4,542,943	4,739,783
Total Liabilities	7,706,945	9,038,648	8,702,678
Commitments and Contingencies (Note 4)
STOCKHOLDERS' EQUITY:
Preferred stock, value
Common stock: $0.001 par value; 500,000,000 shares authorized, 7,248,455 and 7,156,856 shares issued, 7,247,131 and 7,155,552 shares outstanding at September 30, 2023 and December 31, 2022, respectively	7,248	7,156	4,111
Additional paid-in-capital	66,267,057	56,562,600	46,431,874
Accumulated deficit	(60,442,653)	(52,361,834)	(45,497,051)
Sub-total	5,831,662	4,207,923	938,937
Less: Treasury stock (1,324 shares of common stock at September 30, 2023 and December 31, 2022)	(157,452)	(157,452)	(157,452)
Total Stockholders' Equity	5,674,210	4,050,471	781,485
Total Liabilities and Stockholders' Equity	13,381,155	13,089,119	9,484,163
Convertible Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, value
Convertible Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, value			1
Convertible Series C Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, value			2
Convertible Series D Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, value	1	1
Convertible Series E Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, value	4
Convertible Series F Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock, value	$ 5